Income Taxes Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following is a reconciliation of the standard U.S. federal statutory tax rate and our effective tax rate:

	Year Ended June 30,
	2019	2018	2017
U.S. federal statutory income tax rate	21.0%	28.0%	35.0%
State taxes, net of federal effect	(1.0)	(2.4)	(0.1)
Tax rate differential on non-U.S. earnings	(7.2)	(1.3)	(15.5)
Change in tax residence	20.5	—	—
Tax on repatriated earnings	8.0	—	—
Irish foreign tax credit	(19.1)	—	—
U.S. tax reform	3.7	10.4	—
Compensation related items	0.7	(15.1)	7.4
Change in valuation allowance	(1.7)	6.7	(21.9)
Nondeductible acquisition-related payments	0.6	3.6	(18.0)
Changes to variable interest entities	(2.5)	—	—
Goodwill impairment	2.0	—	(1.6)
Changes to derivative instruments	4.5	—	—
Patent box (Italy)	(3.4)	—	—
Notional interest deduction (Italy)	(0.8)	(1.9)	5.0
Nondeductible interest expense	1.3	2.9	(1.3)
Tax credits and incentives	(3.6)	(4.8)	7.1
Net tax benefit on intellectual property transfer	—	—	13.8
Gain on sale of subsidiary	—	4.0	0.4
Other	3.3	(0.6)	(2.3)
Effective income tax rate	26.3%	29.5%	8.0%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	Year Ended June 30,
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$80,832	$94,925
Capital leases	30,166	27,980
Depreciation and amortization	3,314	3,211
Accrued expenses	7,286	6,023
Share-based compensation	11,241	17,194
Credit and other carryforwards	24,714	6,649
Derivative financial instruments	2,924	7,552
Other	3,167	3,206
Subtotal	163,644	166,740
Valuation allowance	(59,410)	(58,716)
Total deferred tax assets	104,234	108,024
Deferred tax liabilities:
Depreciation and amortization	(50,091)	(54,102)
IP installment obligation	—	(2,103)
Capital leases	(27,694)	(28,859)
Investment in flow-through entity	(3,078)	—
Tax on unremitted earnings	(5,145)	(4,592)
Derivative financial instruments	—	(1,034)
Other	(2,851)	(1,490)
Total deferred tax liabilities	(88,859)	(92,180)
Net deferred tax assets	$15,375	$15,844